CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statements of cash flows
Net cash generated from/ (used in) operating activities	$ (171,168)	¥ (1,194,101)	¥ (2,281,333)	¥ (1,834,243)
Net cash generated from/(used in) investing activities	(69,415)	(484,254)	(1,078,617)	(586,843)
Net cash (used in)/generated from financing activities	10,554	73,630	4,274,052	3,288,842
Effect of exchange rate changes on cash and cash equivalents	138	960	(9,278)	3,334
Net increase/(decrease) in cash, cash equivalents and restricted cash	(229,891)	(1,603,765)	904,824	871,090
Cash, cash equivalents and restricted cash at beginning of the year	259,841	1,812,702	1,730,001	1,038,113
Cash, cash equivalents and restricted cash at end of the year	$ 169,890	1,185,188	1,812,702	1,730,001
Reportable Legal Entities | Parent Company
Statements of cash flows
Net cash generated from/ (used in) operating activities		18,977	(55,088)	6,080
Net cash generated from/(used in) investing activities		755,553	(3,999,403)	102,577
Net cash (used in)/generated from financing activities		(781,527)	3,982,230	(29,042)
Effect of exchange rate changes on cash and cash equivalents		50	4,730	(2,592)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(6,947)	(67,531)	77,023
Cash, cash equivalents and restricted cash at beginning of the year		10,288	77,819	796
Cash, cash equivalents and restricted cash at end of the year		¥ 3,341	¥ 10,288	¥ 77,819